TAXATION	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
TAXATION	TAXATION

Figures in millions	US Dollars
	2020	2019	2018
South African taxation
Normal taxation	1	—	—
Prior year over provision	—	—	(2)
Deferred taxation
Other temporary differences (1)	74	(18)	(27)
Change in estimated deferred tax rate	—	(14)	7
	75	(32)	(22)
Foreign taxation
Normal taxation	553	299	243
Prior year under (over) provision	8	(1)	1
Deferred taxation
Temporary differences	9	(28)	(6)
Prior year (over) under provision	(6)	1	4
Change in estimate	(14)	9	(7)
Change in statutory tax rate	—	2	(1)
	550	282	234
	625	250	212

(1) Included in other temporary differences in South African taxation are deferred tax assets of $78m, which were derecognised during the fourth quarter of 2020; $9m thereof as part of the disposal of the South African assets and the remaining $69m on consideration of future recoverability.

Reconciliation to South African statutory rate

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2020	2019	2018

Implied tax charge at 28%	445	173	125
Increase (decrease) due to:
Expenses not tax deductible(1)	29	28	28
Share of associates and joint ventures' profit	(78)	(47)	(34)
Tax rate differentials(2) and withholding taxes	96	39	25
Exchange variations, translation and accounting adjustments	28	11	24
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	(6)	14	13
AngloGold Ashanti Holdings plc(3)	31	29	36
North America	4	6	6
Siguiri	(8)	—	—
Other	3	(2)	(1)
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(14)	(5)	—
Tax effect of retained SA items	16	3	(10)
Tax allowances	(1)	(1)	(2)
Derecognition of deferred tax assets	78	—	—
Impact of statutory tax rate change	—	2	(1)
Adjustment in respect of prior years	2	—	3
Income tax expense	625	250	212
(1) Includes corporate, exploration and non-tax deductible rehabilitation costs and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana and Guinea.

Figures in millions	US Dollars
	2020	2019	2018
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	62	—	48
- utilisation required between one and two years	54	85	187
- utilisation required between two and five years	352	356	300
- utilisation required between five and twenty years	1,002	973	1,229
- utilisation in excess of twenty years	421	73	26
	1,891	1,487	1,790
At the statutory tax rates the unrecognised value of deferred tax assets are: $487m (2019: $389m; 2018: $501m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana, Colombia and SA Corporate.

Income tax uncertainties

AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the group is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.

Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the group.

Argentina - Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $8m (2019: $10m; 2018: $14m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months. Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.

Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the Companies’ tax returns for periods from 2003 to 2016 which individually and in aggregate are not considered to be material. Based on the engagement with the Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. In December 2019, Serra Grande received a tax assessment of $20m (2019: $25m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.

Colombia - La Colosa and Gramalote
The tax treatment of exploration expenditure has been investigated by the Colombian Tax Authority which resulted in claims for taxes and penalties of $86m(1) (2019: $88m; 2018: $144m) pertaining to the 2010 to 2014 tax years.

These assessments were appealed in 2016 (in the case of La Colosa) and resulted in an adverse judgement on 22 October 2018, in the Administrative Court of Cundinamarca. An appeal was lodged and all arguments submitted to the Council of State on 21 August 2018, with an expected judgement in the next 12 to 18 months as at 31 December 2020. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court issued a ruling that duplicate penalties may not be charged. The impact of the ruling is that certain penalties will be waived, which reduces the overall exposure by $76m (2019: $76m). The matter is pending and may take two to four years to be resolved. Management is of the opinion that the Colombian Tax Authority is unlikely to succeed in this matter and therefore no provision is made.

(1) Includes reduction of overall exposure by $76m (2019:$76m) as described above.

Ghana - Iduapriem
The Ghana Revenue Authority completed a tax audit for the 2018 year of assessment claiming a tax liability of $15m. The claim relates to corporate income taxes, where certain business expenses have been disallowed as a deduction for tax purposes. Management filed an objection to the assessment in September 2020 and is of the opinion that the Ghana Revenue Authority is unlikely to succeed in this matter and therefore no provision has been made.
Guinea - Siguiri
The Guinea Tax Authority has challenged various aspects of the Companies’ tax returns for periods of 2010, and 2014 to 2016 totalling $8m (attributable) (2019: $12m (attributable);2018: $8m (attributable)). An amount of $4m relating to the years 2014 to 2016 was paid in settlement of $10m of tax claims during the second half of 2020.

Tanzania - Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2019 amounting to $254m (2019: $164m; 2018: $163m) including additional tax assessments of $94m received in 2020. In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita paid various amounts under protest. Management has objected and appealed through various levels of the legislative processes. Management is of the opinion that the claims of the Tanzania Revenue Authority are unlikely to succeed.

In addition, it should be noted that amendments passed to Tanzanian legislation in 2017 amended the 2010 Mining Act and new Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all minerals exported was imposed. The group has been paying the higher royalty and clearing fees since this date, under protest and is of the view that this is in contravention of its Mining Development Agreement.

Tax impacts of COVID-19
As a result of the COVID-19 pandemic, governments have responded with various stimulus packages, to provide relief to companies and individuals, to ensure business and employment continuity. This has been achieved through various tax and employment concessions, over varying periods, mostly commencing in April 2020. In North America, the US Government passed the Coronavirus Aid, Relief and Economic Security (CARES) Act on 27 March 2020. The bill provides various tax relief and incentives such as accelerated access to tax attributes created under the Tax Cuts and Jobs Act of 2017 (TCJA). Other tax jurisdictions have provided tax relief in various forms to companies which will impact on tax planning and tax payments in the light of the uncertainty created by the pandemic. Management continues to evaluate these tax measures and applies them when appropriate.